PIMCO Variable Insurance Trust

Supplement Dated July 30, 2021 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class

Prospectus, each dated April 30, 2021, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop, Sonali Pier and Amit Agrawal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop, Sonali Pier and Amit Agrawal. Mr. Jessop is a Managing Director of PIMCO and has managed the Portfolio since January 2010. Ms. Pier is a Managing Director of PIMCO and has managed the Portfolio since July 2019. Mr. Agrawal is a Senior Vice President of PIMCO and has managed the Portfolio since July 2021.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	Amit Agrawal	7/21

Senior Vice President, PIMCO. Mr. Agrawal’s focus is on high yield and macro credit strategies. Prior to joining PIMCO in 2018, Mr. Agrawal worked at GMO as a high yield and structured credit portfolio manager. Previously, he was a director at Bank of America Merrill Lynch, responsible for trading in credit derivatives, including tranches and options. He has investment experience since 2007.

PIMCO High Yield	Andrew Jessop	1/10

Managing Director, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years. He has investment experience since 1989 and holds a degree from Queens’ College, Cambridge University.

PIMCO High Yield	Sonali Pier	7/19

Managing Director, PIMCO. Ms. Pier is a portfolio manager focusing on multisector credit opportunities. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has investment experience since 2003 and holds an undergraduate degree in economics from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_073021

PIMCO Variable Insurance Trust

Supplement Dated July 30, 2021 to the

PIMCO High Yield Portfolio Administrative Class Prospectus, PIMCO High Yield Portfolio Advisor Class Prospectus and PIMCO High Yield Portfolio Institutional Class Prospectus, each dated April 30, 2021, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop, Sonali Pier and Amit Agrawal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop, Sonali Pier and Amit Agrawal. Mr. Jessop is a Managing Director of PIMCO and has managed the Portfolio since January 2010. Ms. Pier is a Managing Director of PIMCO and has managed the Portfolio since July 2019. Mr. Agrawal is a Senior Vice President of PIMCO and has managed the Portfolio since July 2021.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	Amit Agrawal	7/21

Senior Vice President, PIMCO. Mr. Agrawal’s focus is on high yield and macro credit strategies. Prior to joining PIMCO in 2018, Mr. Agrawal worked at GMO as a high yield and structured credit portfolio manager. Previously, he was a director at Bank of America Merrill Lynch, responsible for trading in credit derivatives, including tranches and options. He has investment experience since 2007.

PIMCO High Yield	Andrew Jessop	1/10

Managing Director, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years. He has investment experience since 1989 and holds a degree from Queens’ College, Cambridge University.

PIMCO High Yield	Sonali Pier	7/19

Managing Director, PIMCO. Ms. Pier is a portfolio manager focusing on multisector credit opportunities. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has investment experience since 2003 and holds an undergraduate degree in economics from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_073021

PIMCO Variable Insurance Trust

Supplement dated July 30, 2021 to the

Statement of Additional Information dated April 30, 2021,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop, Sonali Pier and Amit Agrawal.

Accordingly, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Agrawal[1]
Registered Investment Companies	2	$3,035.36	0	$0.00
Pooled Investment Vehicles	5	$8,075.74	1	$5,777.11
Other Accounts	1	$13.64	0	$0.00

[1]	Effective July 30, 2021, Mr. Agrawal co-manages the PIMCO High Yield Portfolio ($791.2 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective July 30, 2021, the PIMCO High Yield Portfolio is jointly and primarily managed by Andrew Jessop, Sonali Pier and Amit Agrawal. Information pertaining to accounts managed by Mr. Agrawal is as of June 30, 2021.

In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Agrawal[1]	PIMCO High Yield	None

[1]	Effective July 30, 2021, Mr. Agrawal co-manages the PIMCO High Yield Portfolio. Information for Mr. Agrawal is as of June 30, 2021.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_073021